SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Long-Term Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-term loans:
Less - current maturities		$ 4,000
Long-term loans, excluding current maturities
Loan from bank [Member]
Long-term loans:
Interest rate		4.77%
Maturity, maximum	Dec. 31, 2021
Long-term loans		$ 4,000